Stockholders' equity	12 Months Ended
Dec. 31, 2017
Stockholders' equity [Abstract]
Stockholders' equity
21	Stockholders’ equity

Capital stock
At December 31, 2017 and 2016, the Company’s capital stock is comprised of 102,182,841 shares outstanding, registered, without par value, and with voting rights, which may be held by Mexican nationals, investors, or companies that include in their bylaws the exclusion of foreigners clause. Foreigners may acquire shares under the figure of American Depository Shares (‘ADSs’).

The TMM ADSs are traded ‘Over-The-Counter’ (‘OTC’) under the listing code GTMAY. The underlying TMM common shares for the ADSs continue to be traded on the Mexican Stock Exchange under the listing code TMM A.

Mandatorily convertible debentures into shares
See Note 18.

Net tax profit account (CUFIN)
At December 31, 2017 and 2016, the current balance in the Net Tax Profit Account (CUFIN for its acronym in Spanish) of the Holding Company it is as follows:

	2017	2016
CUFIN generated up to December 31, 2013	$3,326,220	$3,115,313
CUFIN generated beginning 2014	-	-
	$3,326,220	$3,115,313

Dividends or earnings distributed to stockholders that are paid out of the CUFIN balance generated up to December 31, 2014 will not be subject to income tax until that balance is exhausted. Moreover, those balances paid out of the CUFIN generated beginning fiscal 2014 paid to individuals or foreign residents are subject to a 10% tax, which is final.

Dividends not drawn from the CUFIN, in addition to the above, will continue to be subject to income tax, paid by the entity, based on the general rate set by law, which is definitive and may be credited against the income tax for this and the next two years. The balance in these accounts is susceptible to adjustment to the distribution date using the Mexican Consumers’ Price Index (INPC).

Capital decreases
At December 31, 2017 and 2016, the current balance in the Capital Contribution Account (CUCA for its acronym in Spanish) is $4,379,058 and $4,101,394, respectively. In the event of capital reimbursement or decreases in favor of stockholders, the surplus for said reimbursement on this amount will be treated as a distributed earning.

In the event the equity capital exceeds the balance in the CUCA, the difference will be considered a dividend or distributed earning subject to the payment of income tax. If the earnings in reference come from the CUFIN, there will be no corporate tax due for the capital decrease or reimbursement. Otherwise, these will be treated as dividends or distributed earnings.

Other components of equity
Details of other components of equity at December 31, 2017 and 2016 are shown following:

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance at December 31, 2015	$216,948	$(153,845)	$77,106	$(247,668)	$2,206,975		$2,099,516

Revaluation of vessels	-	-	-	-	424,634		424,634
Defined benefit plan	-	24,863	-	-	-		24,863
Reclassification from disposal of properties and depreciation	-	-	-	-	(151,056)	(a)	(151,056)
Total before taxes	-	24,863	-	-	273,578		298,441

Tax expense	-	(7,459)	-	-	(127,390)		(134,849)
Total net of taxes	-	17,404	-	-	146,188		163,592
Balance at December 31, 2016	$216,948	$(136,441)	$77,106	$(247,668)	$2,353,163		$2,263,108

Revaluation of vessels	-	-	-	-	941,957		941,957
Defined benefit plan	-	319	-	-	-		319
Reclassification from disposal of properties and depreciation	-	-	-	-	(2,073,235)	(a)	(2,073,235)
Total before taxes	-	319	-	-	(1,131,278)		(1,130,959)

Tax expense	-	(96)	-	-	(282,587)		(282,683)
Total net of taxes	-	223	-	-	(1,413,865)		(1,413,642)
Balance at December 31, 2017	$216,948	$(136,218)	$77,106	$(247,668)	$939,298		$849,466

(a)	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and to the depreciation of the period of revaluation of properties and vessels.